Investments in affiliates and investments in available-for-sale securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Feb. 18, 2015 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,816,007	$ 1,682,488	$ 1,651,095
Investents in affiliates including accrued interest		29,328
Portion of the carrying balance of related party loan		46,089	30,112
Equity in net earnings of affiliated companies		(80,205)	4,399	(202,779)
Investments in affiliates		91,111	183,160	160,071
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired						10
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		3,357	4,034			$ 6,763
Estimated maximum potential loss		$ 35,069	23,838
Profit Sharing Arrangement		On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		$ 0	(1,089)	1,303
Investments in affiliates		4,750	4,750			4,750
Navios Europe I | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest		8,994	7,924
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		26,075	15,914
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						24,100
Line of Credit Facility, Increase		30,000
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired					14
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		6,069	7,011				$ 9,419
Estimated maximum potential loss		$ 29,370	22,463
Profit Sharing Arrangement		On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		$ 2,032	2,456	$ (14)
Investments in affiliates		6,650	6,650				$ 6,650
Navios Europe II | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Investents in affiliates including accrued interest		12,432	10,400
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		$ 16,938	$ 12,063
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity					$ 43,500
Line of Credit Facility, Increase	$ 14,000
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt					$ 14,000